CITIGROUP [LOGO]





March 4, 2005


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Total Return U.S. Treasury Fund, Inc.
         File Nos. 33-12179; 811-5040
         CIK: 0000811160

Ladies and Gentlemen:

On behalf of Total Return U.S. Treasury Fund, Inc., (the "Registrant"), a Maryland corporation, pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the form of Prospectus dated March 1, 2005, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on February 28, 2005, accession number 0001275125-05-000117.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.


Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk
Forum Administrative Services, LLC




          Forum Financial Group Two Portland Square Portland, ME 04101